CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) from continuing operations	¥ (265,084)	$ (38,180)	¥ (79,279)	¥ 94,796
Net income from discontinued operations				25,476
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	8,400	1,210	8,084	7,349
Depreciation of property, plant and equipment (note 10)	117,051	16,859	138,075	175,008
Amortization of intangible assets (note 12)	10,760	1,550	19,176	23,061
Amortization of prepaid land lease payments (note 11)	1,195	172	1,090	3,610
(Income) loss from equity method investments	(616)	(89)	5,572	(13,911)
Loss on disposal of property, plant and equipment, net	7,619	1,097	4,220	3,610
Deferred tax benefits	22,115	3,185	(432)	23,307
Allowance for doubtful accounts, net	23,446	3,377	9,932	(9,010)
Impairment of long-lived assets	61,124	8,804	23,125
Changes in fair value of derivatives	(713)	(103)	(33,731)	(2,605)
Loss on debt extinguishment			36,648
Gain on disposal of subsidiaries (note 4)			(16,381)	(38,487)
Gain from bargain purchase (note 4)			(12,830)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	9,922	1,429	43,276	4,505
Prepayments and other current assets	(36,545)	(5,264)	14,743	(5,029)
Inventories	(1,923)	(277)	315	237
Amounts due from related parties				(3,384)
Amounts due to related parties				(326)
Other non-current assets	14,249	2,053	11,902	36,234
Deposits of land use rights	(13,225)	(1,905)	(379,340)
Accounts payable	6,967	1,003	(725)	31,288
Accrued expenses and other liabilities	(12,758)	(1,837)	(1,968)	35,488
Deferred revenue	1,791	258	(945)	11,146
Income tax payable	(34,991)	(5,040)	9,692	22,397
Accrued unrecognized tax benefit	3,138	452	24,643	60,411
Net cash generated from (used in) operating activities	(78,078)	(11,246)	(175,138)	490,381
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investment			(60,000)
Prepayment for operating license	(3,025)	(436)
Disposal of short-term investment	60,000	8,642
Investments in equity method investees			(30,063)	(6,534)
Prepayments in long-term investments	(181,500)	(26,141)
Acquisitions of business, net of cash acquired (note 4)			(250,142)
Cash arising from the consolidation of Beijing Century Friendship and BPMC (note 4)	26,198	3,773
Disposals of subsidiaries, net of cash disposed (note 4)			78,798	280,142
Acquisitions of property, plant and equipment	(78,920)	(11,367)	(47,783)	(51,480)
Acquisitions of intangible assets	(960)	(138)
Deposits for the purchases of property, plant and equipment	(39,068)	(5,627)	(134,189)	(58,370)
Advance from disposal of associate company (note 15)	12,999	1,872
Proceeds from disposal of property, plant and equipment	11,951	1,721	1,070	27,779
Proceeds from principal portion of direct financing leases	108,121	15,573	97,910	117,328
Net investment in direct financing leases				(43,794)
Cash distribution from equity method investments	9,357	1,348	24,316	21,984
Prepayment for investment (note 7(i))			(71,000)
Net cash generated from (used in) investing activities	(74,847)	(10,780)	(391,083)	287,055
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	497,577	71,666	233,201	9,000
Proceeds from long-term bank and other borrowings	16,500	2,376	343,301	291,892
Proceeds from private offerings of subsidiary shares (note 1)	139,972	20,160
Proceeds from long-term investment advance (note 7)	528,896	76,177
Proceeds from secured borrowings (note 20)			396,494
Repayment of secured borrowings	(86,000)	(12,387)
Refund of deposit for Marketable Securities	3,661	527
Repayment of obligations under capital leases				(8,567)
Repayment of short-term bank borrowings	(691,261)	(99,562)	(2,858)	(110,569)
Repayment of long-term bank borrowings	(201,048)	(28,957)	(347,965)	(273,310)
Increase in restricted cash	(13,448)	(1,937)	(52,780)	(80,028)
Dividends paid to ordinary shareholders	(285,829)	(41,168)		(453,562)
Proceeds received from sales lease back				46,000
Repurchase of ordinary shares	(30,402)	(4,378)	(19,723)
Capital injection from noncontrolling shareholder (note 1)			40,728
Purchase of subsidiary shares from noncontrolling interests (note 1)	(12,130)	(1,747)
Proceeds from sales of subsidiary shares to noncontrolling interests (note 1)	2,143	309
Net cash generated from (used in) financing activities	(131,370)	(18,921)	590,398	(579,144)
Exchange rate effect on cash	(11,240)	(1,619)	(17,419)	(2,643)
Net increase (decrease) in cash	(295,535)	(42,566)	6,758	195,649
Cash at beginning of year	485,440	69,918	478,682	283,033
Cash at end of year	189,905	27,352	485,440	478,682
Supplemental schedule of cash flows information:
Income tax paid	(60,639)	(8,734)	(48,712)	(34,452)
Interest paid	(81,486)	(11,736)	(54,039)	(53,470)
Supplemental schedule of non-cash activities:
Acquisition of Beijing Century Friendship and BPMC through utilization of prepayment for investment (note 13)	100,600	14,489
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	19,424	2,798	12,251	27,492
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment			23,769	1,519
Acquisition of net investment in financing lease through utilization of deposits			36,499
Equity investment through disposal of a subsidiary (note 4)			¥ 22,160